UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8621

Name of Fund:  BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniHoldings New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments


BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Schedule of Investments as of October 31, 2006                                                                     (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
New Jersey - 144.2%   $  1,875   Atlantic Highlands, New Jersey, Highland Regional Sewer Authority, Sewer
                                 Revenue Refunding Bonds, 5.50% due 1/01/2020 (b)                                     $     2,020

                         2,635   Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds, 5.375%
                                 due 9/01/2010 (c)(h)                                                                       2,806

                         1,540   Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds, 5.50%
                                 due 9/01/2010 (c)(h)                                                                       1,647

                           430   Carteret, New Jersey, Board of Education, COP, 6% due 1/15/2010 (d)(h)                       466

                         2,500   Delaware River and Bay Authority Revenue Bonds, New Jersey, 5% due 1/01/2033 (d)           2,616

                         4,630   Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                 Bridge Revenue Refunding Bonds, 5% due 7/01/2028                                           4,830

                         5,000   Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds, 5.50%
                                 due 1/01/2012 (c)                                                                          5,276

                         6,000   Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds, 5.625%
                                 due 1/01/2013 (c)                                                                          6,357

                           500   Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds, 5.75%
                                 due 1/01/2015 (c)                                                                            530

                         4,865   Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds, 6%
                                 due 1/01/2018 (c)                                                                          5,205

                         5,525   Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds, 6%
                                 due 1/01/2019 (c)                                                                          5,911

                         2,425   Delaware River Port Authority of New Jersey and Pennsylvania Revenue Bonds (Port
                                 District Project), Series B, 5.625% due 1/01/2026 (c)                                      2,565

                         7,895   East Orange, New Jersey, Board of Education, COP, 5.50% due 8/01/2012 (c)                  8,540

                         1,000   East Orange, New Jersey, Water Utility, GO, Refunding, 5.70% due 6/15/2008 (a)(h)          1,043

                         4,000   Essex County, New Jersey, Improvement Authority, Lease Revenue Bonds (Correctional
                                 Facility Project), 6% due 10/01/2010 (b)(h)                                                4,354

                         3,300   Essex County, New Jersey, Improvement Authority, Lease Revenue Refunding Bonds
                                 (County Jail and Youth House Project), 5.35% due 12/01/2006 (a)(h)                         3,371

                         4,400   Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                                 due 10/01/2028 (b)                                                                         4,628

                         2,705   Essex County, New Jersey, Improvement Authority, Utility System Revenue Bonds
                                 (East Orange Franchise), 6% due 7/01/2008 (d)(h)                                           2,837

                         9,000   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B, 5.12% due 11/01/2023 (c)(k)                                                      4,388

                        10,000   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B, 5.20% due 11/01/2025 (c)(k)                                                      4,448

                         1,960   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2021 (c)                                          2,258

                         2,730   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2023 (c)                                          3,142



Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
GO           General Obligation Bonds
RIB          Residual Interest Bonds



BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Schedule of Investments as of October 31, 2006 (concluded)                                                         (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
New Jersey            $  9,160   Garden State Preservation Trust of New Jersey, Open Space and Farmland
(concluded)                      Preservation Revenue Bonds, Series A, 5.75% due 11/01/2028 (c)                       $    11,307

                         5,000   Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                 Preservation, Revenue Refunding Bonds, Series C, 5.25% due 11/01/2020 (c)                  5,711

                         7,705   Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                 Preservation, Revenue Refunding Bonds, Series C, 5.25% due 11/01/2021 (c)                  8,831

                         6,640   Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50% due 8/01/2033 (a)                  6,708

                         2,230   Jersey City, New Jersey, GO, Series B, 5.25% due 9/01/2023 (c)                             2,413

                         5,250   Lafayette Yard, New Jersey, Community Development Revenue Bonds (Hotel/Conference
                                 Center Project-Trenton), 6% due 4/01/2010 (d)(h)                                           5,707

                         1,550   Middlesex County, New Jersey, COP, 5.25% due 6/15/2023 (d)                                 1,613

                         1,375   Middlesex County, New Jersey, COP, Refunding, 5.50% due 8/01/2016 (d)                      1,482

                         5,270   Middlesex County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                 (Educational Services Commission Projects), 6% due 7/15/2010 (h)                           5,759

                           500   Middlesex County, New Jersey, Improvement Authority Revenue Bonds (Senior Citizens
                                 Housing Project), AMT, 5.50% due 9/01/2030 (a)                                               524

                         1,540   Monmouth County, New Jersey, Improvement Authority Revenue Refunding Bonds, 5.35%
                                 due 12/01/2017 (a)                                                                         1,637

                         1,470   Monmouth County, New Jersey, Improvement Authority Revenue Refunding Bonds, 5.375%
                                 due 12/01/2018 (a)                                                                         1,563

                         2,700   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                          2,846

                         2,000   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           2,176

                           585   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             623

                         1,180   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                           1,276

                         5,000   New Jersey EDA, Lease Revenue Bonds (University of Medicine and Dentistry-
                                 International Center for Public Health Project), 6% due 6/01/2032 (a)                      5,389

                         7,500   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2026 (d)                                                                              8,656

                        11,105   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (d)                                                                             11,960

                         4,485   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2034 (d)      4,725

                         1,000   New Jersey EDA, Parking Facility Revenue Bonds (Elizabeth Development Company
                                 Project), 5.60% due 10/15/2026 (b)                                                         1,038

                             3   New Jersey EDA, Revenue Bonds, DRIVERS, Series 219, 8.102% due 5/01/2016 (c)(e)                3

                         9,000   New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5% due
                                 3/01/2030 (c)                                                                              9,521

                         8,420   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                 due 3/01/2023                                                                              9,134

                         2,500   New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management,
                                 Inc.), AMT, Series A, 5.30% due 6/01/2015                                                  2,636

                         2,670   New Jersey EDA, State Lease Revenue Bonds (Liberty State Park Project), Series C,
                                 5% due 3/01/2022 (c)                                                                       2,852

                         3,000   New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6%
                                 due 6/15/2010 (a)(h)                                                                       3,247

                         4,620   New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6.25%
                                 due 6/15/2010 (a)(h)                                                                       5,039

                        10,775   New Jersey Health Care Facilities Financing Authority, Department of Human Services
                                 Revenue Bonds (Greystone Park Psychiatric Hospital Project), 5% due 9/15/2023 (a)         11,514

                         3,015   New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                                 Corporation), Series B, 5% due 7/01/2035 (i)                                               3,160

                         2,820   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Society of
                                 the Valley Hospital), 5.375% due 7/01/2025 (a)                                             2,976

                         2,135   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset
                                 Medical Center), 5.50% due 7/01/2033                                                       2,229

                         5,440   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                 Hospital), 6% due 7/01/2012 (h)                                                            6,053

                         4,000   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (AHS Hospital Corporation), Series A, 6% due 7/01/2013 (a)                                 4,506

                         1,455   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Atlantic City Medical Center), 6.25% due 7/01/2017                                        1,627

                         3,500   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Atlantic City Medical Center), 5.75% due 7/01/2025                                        3,764

                         1,775   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Holy Name Hospital), 6% due 7/01/2025                                                     1,828

                         1,000   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                        1,048

                         5,890   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center), 5.50% due 3/01/2021 (d)                                               6,832

                         3,000   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center), 5.50% due 3/01/2022 (d)                                               3,497

                         2,400   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, Series A,
                                 6% due 3/01/2013 (d)                                                                       2,575

                         7,500   New Jersey State Educational Facilities Authority, Higher Education, Capital
                                 Improvement Revenue Bonds, Series A, 5.125% due 9/01/2012 (a)(h)                           8,105

                         9,420   New Jersey State Educational Facilities Authority Revenue Bonds (Capital
                                 Improvement Fund), Series A, 5.75% due 9/01/2010 (c)(h)                                   10,156

                         1,200   New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
                                 State University), Series A, 5% due 7/01/2021 (a)                                          1,299

                         2,880   New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
                                 State University), Series A, 5% due 7/01/2022 (a)                                          3,106

                         3,210   New Jersey State Educational Facilities Authority Revenue Bonds (Richard
                                 Stockton College), Series F, 4.25% due 7/01/2036 (d)                                       3,151

                         3,615   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                                 University), Series C, 5.125% due 7/01/2028 (d)                                            3,861

                          3260   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                                 University), Series C, 5% due 7/01/2034 (d)                                                3,439

                           800   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                                 University), Series G, 4.50% due 7/01/2031 (d)                                               802

                         7,510   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Montclair State University), Series L, 5% due 7/01/2034 (d)                               7,923

                         2,375   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Rowan University), Series C, 5.25% due 7/01/2017 (b)                                      2,550

                         2,820   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Rowan University), Series C, 5.25% due 7/01/2018 (b)                                      3,026

                         2,635   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Rowan University), Series C, 5.25% due 7/01/2019 (b)                                      2,827

                         1,410   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Rowan University), Series C, 5% due 7/01/2031 (b)                                         1,471

                        11,225   New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue
                                 Bonds, Series A, 4.70% due 11/01/2025 (c)                                                 11,518

                         1,000   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U, 5.60% due 10/01/2012 (d)                                                         1,025

                         2,820   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U, 5.65% due 10/01/2013 (d)                                                         2,892

                         3,000   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U, 5.75% due 4/01/2018 (d)                                                          3,077

                           805   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                                 Series U, 5.85% due 4/01/2029 (d)                                                            825

                         5,000   New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                 Series A, 6.125% due 9/15/2009 (a)(h)                                                      5,341

                         7,500   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series A, 6% due 6/15/2010 (h)                                                      8,117

                         1,400   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 5.05% due 12/15/2035 (a)(k)                                                 394

                         5,500   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 5.05% due 12/15/2036 (a)(k)                                               1,469

                         7,800   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (c)                                                      8,408

                        10,750   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series A, 5.25% due 12/15/2020 (c)                                       12,239

                         9,165   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series B, 5.50% due 12/15/2021 (d)                                       10,713

                         7,615   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15% due
                                 1/01/2035 (a)(k)                                                                           5,386

                           910   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
                                 6.50% due 1/01/2016 (d)                                                                    1,068

                         4,355   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
                                 6.50% due 1/01/2016 (d)(g)                                                                 5,110

                           255   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
                                 6.50% due 1/01/2016 (d)(g)                                                                   299

                         4,665   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C-1,
                                 4.50% due 1/01/2031 (a)                                                                    4,674

                         1,000   North Bergen Township, New Jersey, Board of Education, COP, 6% due 12/15/2010 (c)(h)       1,101

                         1,580   North Bergen Township, New Jersey, Board of Education, COP, 6.25% due
                                 12/15/2010 (c)(h)                                                                          1,755

                         1,680   North Bergen Township, New Jersey, Board of Education, COP, 6.25% due
                                 12/15/2010 (c)(h)                                                                          1,866

                         1,250   North Bergen Township, New Jersey, Board of Education, COP, 5% due 12/15/2018 (c)          1,299

                         4,335   North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding Bonds, 5.125%
                                 due 8/01/2020 (d)                                                                          4,881

                         1,035   Orange Township, New Jersey, Municipal Utility and Lease, GO, Refunding, Series C,
                                 5.10% due 12/01/2017 (d)                                                                   1,074

                         1,980   Paterson, New Jersey, Public School District, COP, 6.125% due 11/01/2015 (d)               2,132

                         2,000   Paterson, New Jersey, Public School District, COP, 6.25% due 11/01/2019 (d)                2,166

                         4,750   Port Authority of New Jersey and New York, Consolidated Revenue Refunding Bonds,
                                 AMT, 119th Series, 5.50% due 9/15/2019 (b)                                                 4,804

                           650   Port Authority of New Jersey and New York, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), RIB, AMT, Series 157, 7.60% due 12/01/2022 (d)(e)           703

                        13,500   Port Authority of New Jersey and New York, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (d)                  14,997

                         1,500   Port Authority of New Jersey and New York, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2015 (d)                   1,750

                         3,000   Port Authority of New Jersey and New York, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2025 (d)                   3,065

                         9,600   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital
                                 Appreciation), Series A, 4.79% due 9/01/2028 (d)(k)                                        3,722

                         3,750   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.50%
                                 due 1/01/2015                                                                              3,882

                         1,920   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.50%
                                 due 1/01/2016                                                                              1,978

                         1,500   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due 1/01/2026     1,560

                         2,000   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5.10% due
                                 1/01/2033                                                                                  2,086

                         4,755   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2041                                                                           5,502

                         2,000   University of Medicine and Dentistry of New Jersey, COP, 5% due 6/15/2029 (d)              2,111

                         4,740   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2027 (a)                                                                         5,161

                         4,170   West Deptford Township, New Jersey, GO, 5.625% due 9/01/2010 (b)(h)                        4,477

                         4,410   West Deptford Township, New Jersey, GO, 5.625% due 9/01/2010 (b)(h)                        4,735

                         3,615   West Orange, New Jersey, Board of Education, COP, 6% due 10/01/2009 (d)(h)                 3,891


Puerto Rico - 7.6%       4,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series J, 5% due 7/01/2029 (d)                                    4,773

                         3,480   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series K, 5% due 7/01/2040                                        3,629

                         6,830   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25% due
                                 7/01/2029 (c)                                                                              7,237

                         5,100   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2028 (f)                                                                              5,424

                         1,780   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Hospital Auxilio Mutuo Obligation Group), Series A,
                                 6.25% due 7/01/2024 (d)                                                                    1,794

                         1,750   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Hospital de la Concepcion), Series A, 6.50% due 11/15/2020       1,940

                                 Total Municipal Bonds (Cost - $467,134) - 151.8%                                         494,989



                                 Municipal Bonds Held in Trust (m)
New Jersey - 14.8%      25,230   New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds (NUI Corporation
                                 Projects), AMT, Series A, 5.70% due 6/01/2032 (d)                                         25,959

                         9,155   New Jersey EDA, Revenue Bonds (Transportation Project), Sub-Lease, Series A, 6%
                                 due 5/01/2009 (c)(h)                                                                       9,687

                         3,030   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (d)                       3,154

                         8,650   Trenton, New Jersey, Parking Authority, Parking Revenue Bonds, 6.10% due
                                 4/01/2010 (b)(h)                                                                           9,353

                                 Total Municipal Bonds Held in Trust (Cost - $46,716) - 14.8%                              48,153



                        Shares
                          Held   Short-Term Securities
                         1,865   CMA New Jersey Municipal Money Fund, 3.38% (j)(l)                                          1,865

                                 Total Short-Term Securities (Cost - $1,865) - 0.6%                                         1,865

                                 Total Investments (Cost - $515,715*) - 167.2%                                            545,007
                                 Other Assets Less Liabilities - 2.2%                                                       7,368
                                 Liabilities for Trust Certificates, Including Interest Expense Payable - (7.1%)         (23,260)
                                 Preferred Stock, at Redemption Value - (62.3%)                                         (203,103)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   326,012
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments, as of October 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $      495,570
                                                     ==============
    Gross unrealized appreciation                    $       26,554
    Gross unrealized depreciation                             (149)
                                                     --------------
    Net unrealized appreciation                      $       26,405
                                                     ==============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(f) CIFG Insured.

(g) Escrowed to maturity.

(h) Prerefunded.

(i) Radian Insured.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Dividend
    Affiliate                                   Activity        Income

    CMA New Jersey
       Municipal Money Fund                       815            $21


(k) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(l) Represents the current yield as of October 31, 2006.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.


Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in the Registrant's annual report to shareholders on Form N-CSR. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

         Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

         Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

         A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

         The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

         Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings New Jersey Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Date:  February 20, 2007